Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net sales to third parties	$ 8,222	$ 6,763	$ 7,362
Other revenues	69	70	146
Net sales and other revenues	8,291	6,833	7,508
Cost of net sales	(3,577)	(3,830)	(3,719)
Cost of other revenues	(62)	(63)	(127)
Gross profit	4,652	2,940	3,662
Selling, general & administration	(3,076)	(2,694)	(2,847)
Research & development	(842)	(673)	(656)
Other income	43	235	55
Other expense	(197)	(290)	(401)
Operating income/(loss)	580	(482)	(187)
Interest expense	(120)	(124)	(113)
Other financial income & expense	(42)	(29)	(32)
Income/(loss) before taxes	418	(635)	(332)
Taxes	(42)	104	(324)
Net income/(loss)	$ 376	$ (531)	$ (656)
Earnings/(loss) per share
Basic (in dollars per share)	$ 0.77	$ (1.09)	$ (1.34)
Diluted (in dollars per share)	$ 0.76	$ (1.09)	$ (1.34)
Weighted average number of shares outstanding
Basic (in shares)	490.0	489.0	488.2
Diluted (in shares)	493.4	489.0	488.2